Segment Information (Reconciliation Of Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization To Net Income Attributable To Controlling Interests) (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Information [Abstract]
Adjusted EBITDA									$ 253,936		$ 218,842		$ 189,533
(Gain) loss on disposal of assets									3,224		2,790		1,787
Other expense (income)									(1,616)		(3,150)		(1,830)
Noncontrolling interests									(1,745)	[1]	(2,399)	[1]	(1,668)	[1]
Stock-based compensation expense									16,432	[2]	12,290	[2]	11,072	[2]
Acquisition-related expenses									18,050	[3]	15,400	[3]	3,332	[3]
Other adjustments to cost of ATM operating revenues											8,670	[4]
Other adjustment to selling, general, and administrative expenses											505	[5]	972	[5]
EBITDA									219,591		184,736		175,868
Interest expense, net, including amortization of deferred financing costs and note discount, and redemption cost for early extinguishment of debt									33,812	[2]	23,086	[2]	22,057	[2]
Redemption costs for early extinguishment of debt									9,075
Income tax expense (benefit)									28,174		42,018		27,009
Depreciation and accretion expense									75,622	[2]	68,480	[2]	61,499	[2]
Amortization of intangible assets									35,768		27,336		21,712
Net income attributable to controlling interests and available to common stockholders	$ 5,522	$ 8,064	$ 13,989	$ 9,565	$ 7,467	$ (8,408)	$ 15,327	$ 9,430	$ 37,140		$ 23,816		$ 43,591
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	51.00%								51.00%
Percent of expenses allocated to noncontrolling interests									49.00%

[1]	Noncontrolling interests adjustment made such that Adjusted EBITDA includes only the Company’s 51% ownership interest in the Adjusted EBITDA of its Mexico subsidiary.
[2]	Amounts exclude 49% of the expenses incurred by the Company’s Mexico subsidiary as such amounts are allocable to the noncontrolling interest stockholders
[3]	Acquisition-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination costs and facility exit costs, related to acquisitions.
[4]	Adjustment to cost of ATM operating revenues for the year ended December 31, 2013 is related to a nonrecurring charge for retroactive property taxes on certain ATM locations in the U.K
[5]	Adjustment to selling, general, and administrative expenses in 2013 represents nonrecurring severance related costs associated with management of the Company’s U.K. operation.